Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 328,822	$ 47,675	¥ 357,322	¥ 471,614
Targeted Marketing
Disaggregation Of Revenue [Line Items]
Total revenues	0	0	0	213,662
Developer Services
Disaggregation Of Revenue [Line Items]
Total revenues	235,231	34,106	252,859	173,457
Vertical Applications
Disaggregation Of Revenue [Line Items]
Total revenues	93,591	13,569	104,463	84,495
Total SAAS Businesses
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 328,822	$ 47,675	¥ 357,322	¥ 257,952